Capital Structure, Common Stock - Equity Offerings in 2020 (Details) $ / shares in Units, $ in Thousands												1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 19, 2021 shares	Mar. 24, 2021 shares	Feb. 19, 2021 USD ($) $ / shares shares	Sep. 01, 2020 USD ($) shares	Aug. 20, 2020 USD ($) $ / shares shares	Jun. 08, 2020 USD ($) $ / shares shares	May 07, 2020 USD ($) $ / shares shares	May 04, 2020 USD ($) $ / shares shares	Apr. 22, 2020 USD ($) $ / shares shares	Apr. 14, 2020 USD ($) $ / shares shares	Apr. 02, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Aug. 31, 2020 USD ($) Offering Placement	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Apr. 26, 2021 $ / shares	Jan. 08, 2021 $ / shares	May 13, 2019 $ / shares
Common Stock [Abstract]
Gross proceeds | $			$ 75,055	$ 1,782	$ 25,000		$ 5,202	$ 5,154	$ 6,090	$ 6,750	$ 6,899	$ 20	$ 73,750	$ 4,100
Net proceeds | $			$ 69,971										$ 71,835
Number of follow-on public offerings | Offering													2
Number of registered direct offerings | Offering													4
Number of private placements | Placement													4
Number of units included in public offering (in shares)					35,714,286						2,536,468
Number of securities called by warrants (in shares)					35,714,286		2,709,375	2,684,375	3,171,875	3,125,000	2,536,468
Shares issued (in shares)	7,986,913	955,730	44,150,000	2,582,142			2,709,375	2,684,375	3,171,875	3,125,000		2,000,000		2,263,421			1,129,226
Warrant exercise price (in dollars per share) | $ / shares											$ 2.72				$ 5.00			$ 0.70	$ 0.70
Sales price (in dollars per share) | $ / shares			$ 1.70				$ 1.92	$ 1.92	$ 1.92	$ 2.16				$ 0.70		$ 0.70		$ 0.70	$ 0.70	$ 3.40
Class D Warrants [Member]
Common Stock [Abstract]
Gross proceeds | $						$ 982
Number of securities included in units offered (in shares)											40,583,500			40,583,500		40,583,500
Number of securities called by warrants (in shares)						614,046
Warrant exercise price (in dollars per share) | $ / shares						$ 1.60			$ 1.92		$ 2.72			$ 1.60	$ 1.60	$ 1.60
Class E Warrants [Member]
Common Stock [Abstract]
Number of securities included in units offered (in shares)					35,714,286
Shares issued (in shares)															32,263,715
Warrant exercise price (in dollars per share) | $ / shares					$ 0.70
Warrants issued (in shares)					5,182,142
Common Stock [Member]
Common Stock [Abstract]
Number of securities included in units offered (in shares)					35,714,286						1
Shares issued (in shares)															92,387,541	66,477,489
Over-Allotment Option [Member]
Common Stock [Abstract]
Number of units included in public offering (in shares)											330,843
Over-Allotment Option [Member] | Class D Warrants [Member]
Common Stock [Abstract]
Number of securities called by warrants (in shares)											110,281
Warrant exercise price (in dollars per share) | $ / shares											$ 3.40
Warrants issued (in shares)											1,764,500
Over-Allotment Option [Member] | Class E Warrants [Member]
Common Stock [Abstract]
Warrant exercise price (in dollars per share) | $ / shares					$ 0.01
Warrants issued (in shares)					5,182,142